CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 204,408	$ 156,011
Cost of revenue	170,705	119,095
GROSS PROFIT	33,703	36,916
Operating expenses:
Research and development	6,533	6,607
Selling, general and administrative	28,612	27,912
Total operating expenses	35,145	34,519
OPERATING INCOME (LOSS)	(1,442)	2,397
Equity loss from investment in affiliates	0	93
Other income, net	727	65
INCOME (LOSS) BEFORE INCOME TAX EXPENSE	(715)	2,369
Income tax expense	625	2,414
NET LOSS	(1,340)	(45)
Net income (loss) attributable to non-controlling interests	1,000	(52)
NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.	(2,340)	7
BASIC AND DILUTED NET INCOME (LOSS) ATTRIBUTABLE TO ICTS INTERNATIONAL N.V. PER SHARE
Net income (loss) attributable to ICTS International N.V.	$ (2,340)	$ 7
Basic weighted average number of shares	37,433,333	37,433,333
Net Income (loss) per share attributable to ICTS International N.V. - basic	$ (0.06)	$ 0
Diluted weighted average number of shares	37,433,333	40,108,529
Net income (loss) per share attributable to ICTS International N.V. - diluted	$ (0.06)	$ 0
COMPREHENSIVE LOSS
Net loss	$ (1,340)	$ (45)
Other comprehensive income (loss) - translation adjustments	46	(314)
Unrealized loss on derivative instruments	(230)	(352)
Comprehensive loss	(1,524)	(711)
Comprehensive income (loss) attributable to non controlling interests	1,413	(38)
COMPREHENSIVE LOSS ATTRUBUTABLE TO ICTS INTERNATIONAL N.V.	$ (2,937)	$ (673)